CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISK
17.	CONCENTRATION OF RISK

Revenue concentration

A substantial percentage of the Group’s sales are made to the following customers. Details of the customers accounting for 10% or more of total net revenue are as follows:

	2011	2010	2009
Customer A	29%	26%	22%
Customer B	*	*	10%

The total amount of revenues from each customer accounting for 10% or more of total net revenue is as follow:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Customer A	165,223	1,039,896	672,641	458,266
Customer B	*	*	*	218,399

All of the Group’s customers with sales over 10% are within the Product Sales segment.

Details of the accounts receivable from the two customers with the largest receivable balances as of December 31, 2011 and 2010 are as follows:

	% of accounts receivable
	2011	2010
Customer A	13%	15%
Customer B	*	*
	13%	15%

*	Accounted for less than 10% of total net revenue in the respective year.

Dependence on suppliers

The Group typically rely on a limited number of key suppliers, and many customized module design solutions that are developed by the Group are designed around technology components provided by these suppliers. The Group typically does not have long-term supply agreements or other forms of exclusive arrangements with these suppliers. If the Group loses a key supplier or a supplier reduces the quantity of products it sells to the Group, it does not maintain a sufficient inventory level of products required or is otherwise unable to meet the demand for its components, the Group may have to expend significant time, effort and other resources to locate a suitable alternative supplier and secure replacement components. If suitable replacement components are unavailable, the Group may be forced to redevelop certain of its solutions, which ultimately may not be accepted by the customers.

A substantial percentage of the Group’s purchases are made from the following suppliers. Details of the major suppliers are as follows:

	2011	2010	2009
Supplier A	41.1%	37.7%	36.3%
Supplier B	8.1%	9.3%	10.1%
Supplier C	7.8%	8.2%	9.7%
Supplier D	7.8%	7.1%	9.4%